UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                      811-22021

The Gabelli Healthcare & WellnessRx Trust
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Agnes Mullady

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Healthcare & WellnessRx Trust

Third Quarter Report — September 30, 2013

Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2013, the net asset value (“NAV”) total return of The Gabelli Healthcare & WellnessRx Trust (the “Fund”) was 5.1%, compared with a total return of 6.8% for the Standard & Poor’s (“S&P”) 500 Health Care Index. The total return for the Fund’s publicly traded shares was 2.6%. The Fund’s NAV per share was $11.03, while the price of the publicly traded shares closed at $9.96 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2013.

Comparative Results

Average Annual Returns through September 30, 2013 (a) (Unaudited)					Since
					Inception
	Quarter	1 Year	3 Year	5 Year	(06/28/07)
Gabelli Healthcare & WellnessRx Trust
NAV Total Return (b)	5.12%	26.52%	23.51%	14.91%	10.32%
Investment Total Return (c)	2.64	28.77	25.66	18.03	7.96
S&P 500 Health Care Index	6.82	28.55	20.95	13.07	8.15
S&P 500 Index	5.24	19.34	16.27	10.02	4.07(d)
S&P 500 Consumer Staples Index	0.80	14.05	15.86	10.87	9.53
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Health Care Index is an unmanaged indicator of health care equipment and services, pharmaceuticals, biotechnology, and life sciences stock performance. The S&P 500 Index is an unmanaged indicator of stock market performance. The S&P 500 Consumer Staples Index is an unmanaged indicator of food and staples retailing, food, beverage and tobacco, and household and personal products stock performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $8.00.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $8.00.

(d)	From June 30, 2007, the date closest to the Fund’s inception for which data is available.

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments — September 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 90.6%
	Beverages — 7.2%
20,000	Campbell Soup Co.	$814,200
30,000	Danone SA	2,258,178
45,000	Dr Pepper Snapple Group Inc.	2,016,900
26,000	ITO EN Ltd.	590,122
15,000	Morinaga Milk Industry Co. Ltd.	47,307
400,000	Parmalat SpA	1,339,863
35,000	PepsiCo Inc.	2,782,500
20,000	Suntory Beverage & Food Ltd.†	674,500
60,000	The Coca-Cola Co.	2,272,800
424,000	Vitasoy International Holdings Ltd.	535,200
45,481	WhiteWave Foods Co., Cl. A†	908,256

		14,239,826

	Biotechnology — 4.0%
20,000	Amgen Inc.	2,238,800
250,000	Elan Corp. plc, ADR†	3,895,000
7,500	Illumina Inc.†	606,225
125,000	Lexicon Pharmaceuticals Inc.†	296,250
310,000	NeoGenomics Inc.†	930,000

		7,966,275

	Computer Software and Services — 1.6%
75,000	Computer Task Group Inc.	1,212,000
75,000	MedAssets Inc.†	1,906,500

		3,118,500

	Consumer Services and Supplies — 0.5%
8,000	Hi-Tech Pharmacal Co. Inc.	345,200
15,000	Weight Watchers International Inc.	560,550

		905,750

	Food — 20.7%
85,000	Boulder Brands Inc.†	1,363,400
7,000	Calavo Growers Inc.	211,680
80,000	ConAgra Foods Inc.	2,427,200
42,500	Dean Foods Co.†	820,250
67,500	Flowers Foods Inc.	1,447,200
60,000	General Mills Inc.	2,875,200
85,000	Hillshire Brands Co.	2,612,900
70,200	Inventure Foods Inc.†	737,100
38,000	Kellogg Co.	2,231,740
34,000	Kerry Group plc, Cl. A	2,056,062
145,000	Kikkoman Corp.	2,647,897
25,000	Kraft Foods Group Inc.	1,311,000
55,000	Lifeway Foods Inc.	743,050
10,000	MEIJI Holdings Co. Ltd.	546,315
80,000	Mondelēz International Inc., Cl. A	2,513,600
61,000	Nestlé SA	4,266,324
15,000	Post Holdings Inc.†	605,550
6,000	Rock Field Co. Ltd.	118,663
50,000	Snyders-Lance Inc.	1,442,500
21,500	The Hain Celestial Group Inc.†	1,658,080

Shares		Market Value
24,000	The J.M. Smucker Co.	$2,520,960
110,000	Tingyi (Cayman Islands) Holding Corp.	291,456
60,000	Unilever plc, ADR	2,314,800
58,000	Yakult Honsha Co. Ltd.	2,900,147

		40,663,074

	Food and Staples Retailing — 8.0%
77,000	CVS Caremark Corp.	4,369,750
25,000	GNC Holdings Inc., Cl. A	1,365,750
30,000	Ingles Markets Inc., Cl. A	861,900
1,000	Nutraceutical International Corp.	23,740
7,000	The Fresh Market Inc.†	331,170
40,000	The Kroger Co.	1,613,600
30,000	United Natural Foods Inc.†	2,016,600
18,882	Vitamin Shoppe, Inc.†	826,087
15,000	Walgreen Co.	807,000
59,000	Whole Foods Market Inc.	3,451,500

		15,667,097

	Health Care Equipment and Supplies — 14.5%
35,000	Baxter International Inc.	2,299,150
10,000	Becton, Dickinson and Co.	1,000,200
50,000	Boston Scientific Corp.†	587,000
75,000	Chembio Diagnostics Inc.†	273,000
31,000	Covidien plc	1,889,140
31,000	Cutera Inc.†	275,900
10,000	Exactech Inc.†	201,500
35,000	Gerresheimer AG	2,096,648
48,475	Greatbatch Inc.†	1,649,604
9,400	Henry Schein Inc.†	974,780
15,000	Hospira Inc.†	588,300
40,000	ICU Medical Inc.†	2,717,200
14,000	Life Technologies Corp.†	1,047,620
19,000	MAKO Surgical Corp.†	560,690
15,000	Masimo Corp.	399,600
30,000	Medtronic Inc.	1,597,500
25,000	Orthofix International NV†	521,500
77,394	Rochester Medical Corp.†	1,544,784
42,428	Sparton Corp.†	1,081,914
42,500	St. Jude Medical Inc.	2,279,700
25,000	Stryker Corp.	1,689,750
25,000	The Cooper Companies Inc.	3,242,250

		28,517,730

	Health Care Providers and Services — 14.2%
310,462	Adcare Health Systems Inc.†	1,257,371
25,000	Aetna Inc.	1,600,500
80,000	Alere Inc.†	2,445,600
50,000	AmerisourceBergen Corp.	3,055,000
30,000	Chemed Corp.	2,145,000
30,000	Cigna Corp.	2,305,800
50,000	DaVita HealthCare Partners Inc.†	2,845,000
25,000	Gentiva Health Services Inc.†	301,000

See accompanying notes to schedule of investments.

The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care Providers and Services (Continued)
55,000	HCA Holdings Inc.	$2,351,250
15,000	Humana Inc.	1,399,950
1,000	Laboratory Corp. of America Holdings†	99,140
23,000	McKesson Corp.	2,950,900
65,000	Quality Systems Inc.	1,412,450
21,000	Tenet Healthcare Corp.†	864,990
41,000	UnitedHealth Group Inc.	2,936,010

		27,969,961

	Hotels and Gaming — 0.1%
7,921	Ryman Hospitality Properties Inc.	273,354

	Household and Personal Products — 3.3%
18,000	Avon Products Inc.	370,800
15,000	Church & Dwight Co. Inc.	900,750
15,000	Colgate-Palmolive Co.	889,500
85,500	Coty Inc., Cl. A†	1,385,955
20,000	Sally Beauty Holdings Inc.†	523,200
12,000	The Estee Lauder Companies Inc., Cl. A	838,800
20,000	The Procter & Gamble Co.	1,511,800

		6,420,805

	Pharmaceuticals — 16.1%
30,000	Abbott Laboratories	995,700
31,800	Actavis Inc.†	4,579,200
56,698	Akorn Inc.†	1,115,817
1,000	Allergan Inc.	90,450
175,000	BioScrip Inc.†	1,536,500
59,000	Bristol-Myers Squibb Co.	2,730,520
4,000	Endo Health Solutions Inc.†	181,760
65,000	Express Scripts Holding Co.†	4,015,700
15,000	Gilead Sciences Inc.†	942,600
40,000	Johnson & Johnson	3,467,600
750	Mallinckrodt plc†	33,067
50,000	Merck & Co. Inc.	2,380,500
60,000	Mylan Inc.†	2,290,200
41,000	Onyx Pharmaceuticals Inc.†	5,111,470
20,000	Optimer Pharmaceuticals Inc.†	252,000
50,000	Pfizer Inc.	1,435,500
6,000	Roche Holding AG, ADR	405,180
1,000	Zoetis Inc.	31,120

		31,594,884

	Specialty Chemicals — 0.4%
10,000	FMC Corp.	717,200

	TOTAL COMMON STOCKS	178,054,456

Shares		Market Value
	RIGHTS — 0.1%
	Health Care — 0.1%
40,000	American Medical Alert Corp.†	$400
90,000	Sanofi, CVR, expire 12/31/20†	181,800
130,000	Trius Therapeutics, CVR†	16,900

	TOTAL RIGHTS	199,100

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 9.3%
$18,309,000	U.S. Treasury Bills, 0.010% to 0.063%††, 10/24/13 to 03/06/14	18,308,770

	TOTAL INVESTMENTS — 100.0% (Cost $149,219,048)	$196,562,326

	Aggregate tax cost	$149,505,027

	Gross unrealized appreciation	$48,625,505
	Gross unrealized depreciation	(1,568,206)

	Net unrealized appreciation/depreciation	$47,057,299

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right

Geographic Diversification	% of Market Value	Market Value
North America	84.9%	$166,953,158
Europe	10.6	20,736,062
Japan	3.8	7,524,950
Asia/Pacific	0.4	826,656
Latin America	0.3	521,500

Total Investments	100.0%	$196,562,326

See accompanying notes to schedule of investments.

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$178,054,456	—	—	$178,054,456
Rights(a)	181,800	—	$17,300	199,100
U.S. Government Obligations	—	$18,308,770	—	18,308,770
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$178,236,256	$18,308,770	$17,300	$196,562,326

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended September 30, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in such Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. At September 30, 2013, the Fund held no investments in forward foreign exchange contracts.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. Due to the recent amendments to Rule 4.5 under the CEA, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited) (Continued)

does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest without limit in restricted securities. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board.

The Gabelli Healthcare and WellnessRx Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no restricted securities at September 30, 2013.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

THE GABELLI HEALTHCARE & WELLNESSRx TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XXGRX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI HEALTHCARE & WELLNESSRX TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance Holdings Ltd.

Vincent D. Enright

Former Senior Vice President & Chief Financial Officer,

KeySpan Corp.

Robert C. Kolodny, MD

Physician,

Principal of KBS

Management LLC

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Agnes Mullady

President & Treasurer

Bruce N. Alpert

Secretary &

Acting Chief Compliance Officer

Carter W. Austin

Vice President

Wayne C. Pinsent, CFA

Vice President & Ombudsman

David I. Schachter

Vice President

Adam E. Tokar

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GRX Q3/2013

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Healthcare & WellnessRx Trust

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Executive Officer and Principal Financial Officer

Date	11/20/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Executive Officer and Principal Financial Officer

Date	11/20/2013

*	Print the name and title of each signing officer under his or her signature.